Corporate Line of Credit and Preclosing Bridge Notes - Pre-Closing Bridge Notes (Details) - USD ($) $ / shares in Units, shares in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 22, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Aug. 26, 2022
Debt Instrument [Line Items]
Bridge Loan						$ 750,000,000	$ 477,333,000	$ 0
Pre-Closing Bridge Notes
Debt Instrument [Line Items]
Bridge Loan							750,000,000
Interest expense on debt		$ 0	$ 80,099,000	$ 0	$ 213,513,000	272,667,000	19,211,000
Pre-Closing Bridge Notes | SoftBank
Debt Instrument [Line Items]
Aggregate principal amount							650,000,000
Pre-Closing Bridge Notes | Sponsor
Debt Instrument [Line Items]
Aggregate principal amount							100,000,000
Pre-Closing Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Aggregate principal amount									$ 100,000,000
Interest expense on debt		$ 0	$ 80,100,000	$ 0	$ 213,500,000	$ 272,700,000	$ 19,200,000
Conversion price (in dollars per share)							$ 10
Pre-Closing Bridge Notes | Bridge Loan | SoftBank
Debt Instrument [Line Items]
Amount converted	$ 650,000,000
Conversion price (in dollars per share)	$ 10.00
Debt Conversion, Converted Instrument, Shares Issued	65.0
Pre-Closing Bridge Notes | Bridge Loan | Sponsor
Debt Instrument [Line Items]
Amount converted	$ 100,000,000
Debt Conversion, Converted Instrument, Shares Issued	40.0